Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2013
Supplementary Financial Statements Information [Abstract]
Schedule of Cash and Cash Equivalents
1.            Cash and cash equivalents

Comprised of:

	June 30,	December 31,
	2013	2012
	US$ thousands	US$ thousands
Cash and deposits *	1,314	2,183

*
As of June 30, 2013  $53,000 is deposited in NIS bearing an average annual interest of 0.41%. $41,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2012  $51,000 is deposited in NIS bearing an average annual interest of 1.00%. $41,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

Schedule of Trade Receivables, Net
2.             Trade receivables, net

Trade receivables, net, consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Trade receivables	3,259	2,542
Less allowance for doubtful accounts (*)	(449)	(544)

	2,810	1,998

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544
Additions	-
Deductions	(95)

Balance as of June 30, 2013	449

Schedule of Other Current Assets
3.            Other current assets

Other current assets consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	312	140
Prepaid expenses	167	80
Assets held for severance benefits	-	241
Other	13	-

	492	461

Schedule of Inventories
4.	Inventories

Inventories consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,952	1,628
Work in process	442	297
Finished products	2,001	1,434

	4,395	3,359

Schedule of Other Payables and Accrued Liabilities
5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Employees and employee institutions	872	769
Accrued expenses	513	369
Provision for product warranty	100	100
Liability in respect of severance benefits	-	276
Deferred revenues	188	-
Other	16	114

	1,689	1,628

Schedule of Sales by Geographic Destination
1.            Sales (1)

(a)           Classification of sales by geographical destination:

	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
United States	50	35
Europe	1,730	1,562
Israel	1,285	1,130
South and Latin America	461	188
Asia Pacific	1,152	1,199
Rest of the world	226	87

	4,904	4,201

(1)     Sales are attributed to geographical areas based on location of customers.
       The Company's property and equipment is primarily located in Israel.

Schedule of Components in Cost of Sales
2.            Cost of sales

Cost of sales consists of the following:
	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
Payroll and related benefits	397	350
Materials purchased	2,016	1,886
Subcontracted work	1,172	1,483
Write-down of inventories	-	17
Other production costs	595	300

	4,180	4,036
Decrease (increase) in inventories	(1,036)	(1,034)

	3,144	3,002